DISCONTINUED OPERATIONS - Cash flow information (Details) - GFL Infrastructure - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of analysis of single amount of discontinued operations [line items]
Operating cash flows from discontinued operations	$ (35.4)	$ 5.7
Investing cash flows from discontinued operations	(7.2)	(61.7)
Financing cash flows from discontinued operations	(1.0)	(3.2)
Decrease in cash from discontinued operations	$ (43.6)	$ (59.2)